Mineral Properties, Plant and Equipment - Detailed Information About Significant Royalty Arrangements (Details)	12 Months Ended
Dec. 31, 2023
Mesquite
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.00%
Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.65%
Castle Mountain | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	5.00%
Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Los Filos | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	0.50%
Aurizona | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%
Aurizona | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	5.00%
Aurizona | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
Fazenda | Gross Revenue | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
RDM | Gross Revenue | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.00%
RDM | Gross Revenue | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
Santa Luz | Gross Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	2.00%
Santa Luz | Gross Revenue | Companhia Sisal do Brasil (COSIBRA)
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.375%
Santa Luz | Gross Revenue | Brazilian Government
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	1.50%
Greenstone Gold Mines LP
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of net smelter returns to royalty	3.00%